PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	March 31,	December 31,
	2021	2020
Prepaid research and development	$51,065	$112,966
Prepaid insurance	22,508	17,158
Prepaid rent	2,550	-
Other prepaid expenses	2,757	-
Total prepaid expenses and other current assets	$78,880	$130,124

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2019
Prepaid research and development	$112,966	$68,815
Prepaid insurance	17,158	32,187
Prepaid rent	-	2,500
Total prepaid expenses and other current assets	$130,124	$103,502